AXP(R)
                                                                    Extra Income
                                                                            Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) clock

AXP Extra Income Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth.

Bonds with Something Extra

Bonds aren't necessarily conservative securities strictly for people willing to settle for modest returns. High-yield corporate bonds, for example, are actually quite aggressive investments, offering high potential returns to investors willing to take more risk.

These are the bonds that AXP Extra Income Fund invests in. High-yield bonds are issued by a wide range of companies -- from well-established ones that might be experiencing financial difficulty to new, rapidly growing ones that have yet to build a credit history.

Importantly, the Fund spreads its investments among many bonds representing many types of businesses. This helps to spread the investment risk for shareholders.

CONTENTS

From the Chairman                                   3

From the Portfolio Managers                         3

Fund Facts                                          5

The 10 Largest Holdings                             6

Financial Statements (Fund)                         7

Notes to Financial Statements (Fund)               10

Financial Statements (Portfolio)                   15

Notes to Financial Statements (Portfolio)          17

Investments in Securities                          20

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2 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

From the Portfolio Managers

A weakening economy and a greater-than-anticipated level of defaults continued to take a toll on the high-yield bond market and AXP Extra Income Fund's net asset value during the first half of the fiscal year. Still, because of the Fund's substantial level of interest income, the Fund's Class A shares experienced only a modest total return loss of 0.65% (excluding the sales charge) during the six months -- June through November 2001. This compares with a loss of 3.82% for the Lipper High Yield Funds Index, which is commonly used to evaluate the performance of mutual funds such as this.

The period got off on the wrong foot, as reports of a deteriorating economy added to investors' concern that some issuers of high-yield bonds would find it increasingly difficult to make their interest and principal payments. The result was a sharp drop in bond prices in June.

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3 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



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RECOVERY HOPES DASHED

The market stabilized during July and August, thanks to ongoing cuts in short-term interest rates by the Federal Reserve, which got investors thinking about the possibility of an upturn in the economy before year-end. But those hopes were soon dashed by more bad economic news, which was soon reinforced by the events of Sept. 11. By the end of the month, the resulting price decline made September one of the worst in the history of the high-yield market.

As has been the case for some time, the bulk of the high-yield market's problems centered on the telecommunications sector, where the default rate remained especially high as the weakening economy put additional strain on already financially stressed companies. To combat the trend, we reduced the Fund's telecommunications holdings and raised the level of cash reserves. The beneficial effect of those strategies was muted, however, by the magnitude of the sector's decline.

Still, the period did end on a positive note. Buoyed by renewed hopes for economic recovery, the high-yield market gained a bit of ground in October, then rallied strongly in November. We used some cash to add bonds prior to the rally, which helped the Fund's performance late in the period.

Heading into the second half of the fiscal year, it appears that the economy is beginning to work its way back to more solid ground. Assuming there are no setbacks such as we experienced in September, we expect to see clear signs of economy recovery in the months ahead. If that outlook proves to be accurate, the high-yield market should respond in positive fashion, though there are likely to be bumps along the way. Currently, our strategy is to continue putting cash to work in attractively priced new issues and certain cyclical sectors of the secondary market.

Scott Schroepfer

Brian J. Lavin

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4 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $2.89
May 31, 2001                                                      $3.07
Decrease                                                          $0.18

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                       $0.16
From long-term capital gains                                      $  --
Total distributions                                               $0.16
Total return*                                                    -0.65%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $2.88
May 31, 2001                                                      $3.07
Decrease                                                          $0.19

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                       $0.15
From long-term capital gains                                      $  --
Total distributions                                               $0.15
Total return*                                                    -1.38%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $2.87
May 31, 2001                                                      $3.05
Decrease                                                          $0.18

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                       $0.15
From long-term capital gains                                      $  --
Total distributions                                               $0.15
Total return*                                                    -1.07%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $2.89
May 31, 2001                                                      $3.07
Decrease                                                          $0.18

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                       $0.16
From long-term capital gains                                      $  --
Total distributions                                               $0.16
Total return*                                                    -0.58%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



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The 10 Largest Holdings

                                          Percent                Value
                                      (of net assets)    (as of Nov. 30, 2001)

CSC Holdings
11.13% Cm Series M Preferred               1.8%               $46,318,625

Price Communications Wireless
9.13% 2006                                 1.7                 43,732,499

Intermedia Communications
13.50% Pay-in-kind Series B Preferred      1.6                 41,866,450

Nextel Communications
9.50% 2011                                 1.4                 34,780,125

Calpine Canada Energy Finance
8.50% 2008                                 1.4                 34,642,564

Quebecor Media
11.13% 2011                                1.3                 33,263,999

Paxson Communications
12.50% Cm Pay-in-kind
Exchangeable Preferred                     1.3                 33,083,520

Allied Waste North America
10.00% 2009                                1.2                 31,723,999

Extended Stay America
9.88% 2011                                 1.1                 29,120,000

Varde Fund V LP                            1.1                 27,274,348

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 13.9% of net assets

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6 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities
AXP Extra Income Fund, Inc.

Nov. 30, 2001 (Unaudited)

Assets
Investment in High Yield Portfolio (Note 1)                                                         $ 2,553,405,922
Capital shares receivable                                                                                   580,846
                                                                                                            -------
Total assets                                                                                          2,553,986,768
                                                                                                      -------------

Liabilities
Dividends payable to shareholders                                                                         3,238,974
Capital shares payable                                                                                        3,812
Accrued distribution fee                                                                                     33,237
Accrued service fee                                                                                               2
Accrued transfer agency fee                                                                                   9,396
Accrued administrative services fee                                                                           3,204
Other accrued expenses                                                                                      118,130
                                                                                                            -------
Total liabilities                                                                                         3,406,755
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                  $ 2,550,580,013
                                                                                                    ===============

Represented by
Capital stock -- $.01 par value (Note 1)                                                            $     8,840,331
Additional paid-in capital                                                                            4,021,616,939
Excess of distributions over net investment income                                                       (9,918,883)
Accumulated net realized gain (loss) (Note 4)                                                        (1,019,181,298)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                         (450,777,076)
                                                                                                       ------------
Total -- representing net assets applicable to outstanding capital stock                            $ 2,550,580,013
                                                                                                    ===============
Net assets applicable to outstanding shares:                Class A                                 $ 1,780,319,681
                                                            Class B                                 $   756,435,951
                                                            Class C                                 $    13,032,376
                                                            Class Y                                 $       792,005
Net asset value per share of outstanding capital stock:     Class A shares        617,011,171       $          2.89
                                                            Class B shares        262,213,356       $          2.88
                                                            Class C shares          4,534,236       $          2.87
                                                            Class Y shares            274,372       $          2.89
                                                                                      -------       ---------------

See accompanying notes to financial statements.

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7 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



Statement of operations
AXP Extra Income Fund, Inc.

Six months ended Nov. 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                             $  14,048,975
Interest                                                                                                128,324,406
                                                                                                        -----------
Total income                                                                                            142,373,381
                                                                                                        -----------
Expenses (Note 2):
Expenses allocated from High Yield Portfolio                                                              7,418,088
Distribution fee
   Class A                                                                                                2,263,285
   Class B                                                                                                3,833,573
   Class C                                                                                                   50,252
Transfer agency fee                                                                                       1,543,152
Incremental transfer agency fee
   Class A                                                                                                  120,085
   Class B                                                                                                   82,670
   Class C                                                                                                      819
Service fee -- Class Y                                                                                          356
Administrative services fees and expenses                                                                   602,963
Compensation of board members                                                                                 7,235
Printing and postage                                                                                        180,800
Registration fees                                                                                            57,261
Audit fees                                                                                                    6,000
Other                                                                                                         1,444
                                                                                                              -----
Total expenses                                                                                           16,167,983
   Earnings credits on cash balances (Note 2)                                                               (40,148)
                                                                                                            -------
Total net expenses                                                                                       16,127,835
                                                                                                         ----------
Investment income (loss) -- net                                                                         126,245,546
                                                                                                        -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                                                      (294,113,694)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                          142,437,605
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                  (151,676,089)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $ (25,430,543)
                                                                                                      =============

See accompanying notes to financial statements.

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8 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



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


Statements of changes in net assets
AXP Extra Income Fund, Inc.

                                                                                Nov. 30, 2001          May 31, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                $  126,245,546        $  322,097,201
Net realized gain (loss) on investments                                          (294,113,694)         (382,735,049)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             142,437,605            15,026,448
                                                                                  -----------            ----------
Net increase (decrease) in net assets resulting from operations                   (25,430,543)          (45,611,400)
                                                                                  -----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (96,716,995)         (232,680,925)
     Class B                                                                      (38,034,209)          (90,055,179)
     Class C                                                                         (501,482)             (344,397)
     Class Y                                                                          (38,733)              (73,820)
                                                                                      -------               -------
Total distributions                                                              (135,291,419)         (323,154,321)
                                                                                 ------------          ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 6)                                                 163,871,773           450,737,898
   Class B shares                                                                  80,888,515           209,897,046
   Class C shares                                                                   7,901,341             9,206,823
   Class Y shares                                                                     244,366               536,729
Reinvestment of distributions at net asset value
   Class A shares                                                                  68,762,006           163,370,284
   Class B shares                                                                  29,660,421            71,478,524
   Class C shares                                                                     367,350               250,707
   Class Y shares                                                                      38,768                74,210
Payments for redemptions
   Class A shares                                                                (238,079,584)         (679,544,189)
   Class B shares (Note 2)                                                       (113,688,205)         (282,951,069)
   Class C shares (Note 2)                                                         (2,748,309)           (1,075,656)
   Class Y shares                                                                     (74,532)             (529,063)
                                                                                      -------              --------
Increase (decrease) in net assets from capital share transactions                  (2,856,090)          (58,547,756)
                                                                                   ----------           -----------
Total increase (decrease) in net assets                                          (163,578,052)         (427,313,477)
Net assets at beginning of period                                               2,714,158,065         3,141,471,542
                                                                                -------------         -------------
Net assets at end of period                                                    $2,550,580,013        $2,714,158,065
                                                                               ==============        ==============

See accompanying notes to financial statements.

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9 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Extra Income Fund, Inc.

(Unaudited as to Nov. 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 573 shares of capital stock at $3.49 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio

The Fund invests all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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10 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



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Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

o   Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,540,472 for Class A, $365,589 for Class B and $534 for Class C for the six months ended Nov. 30, 2001.

During the six months ended Nov. 30, 2001, the Fund's transfer agency fees were reduced by $40,148 as a result of earnings credits from overnight cash balances.

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11 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended Nov. 30, 2001
                                             Class A          Class B            Class C         Class Y

Sold                                       56,279,752        27,723,092        2,721,564          83,369
Issued for reinvested distributions        23,743,059        10,240,926          127,570          13,403
Redeemed                                  (81,966,598)      (39,060,386)        (948,162)        (25,502)
                                          -----------       -----------         --------         -------
Net increase (decrease)                    (1,943,787)       (1,096,368)       1,900,972          71,270
                                           ----------        ----------        ---------          ------

                                                                Year ended May 31, 2001
                                             Class A          Class B           Class C*         Class Y

Sold                                      138,865,419        64,607,127        2,896,417         168,963
Issued for reinvested distributions        50,473,426        22,066,966           80,205          22,950
Redeemed                                 (208,965,351)      (86,509,968)        (343,358)       (166,782)
                                         ------------       -----------         --------        --------
Net increase (decrease)                   (19,626,506)          164,125        2,633,264          25,131
                                          -----------           -------        ---------          ------

* Inception date was June 26, 2000.

4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $719,449,395 as of May 31, 2001, that if not offset by subsequent capital gains, will expire in 2003 through 2010. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2001.

6. FUND MERGER

As of the close of business on July 14, 2000, AXP Extra Income Fund, Inc. acquired the assets and assumed the identified liabilities of Strategist High Yield Fund.

The aggregate net assets of AXP Extra Income Fund, Inc. immediately before the acquisition were $3,092,275,794.

The merger was accomplished by a tax-free exchange of 471,445 shares of Strategist High Yield Fund valued at $1,623,708.

In exchange for the Strategist High Yield Fund shares and net assets, AXP Extra Income Fund, Inc. issued the following number of shares:

                                               Shares            Net assets

Class A                                       468,720            $1,623,708

Strategist High Yield Fund's net assets at that date consisted of capital stock of $2,077,880, accumulated net realized loss of $152,814 and unrealized depreciation of $301,358.

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12 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended May 31,                                      2001(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $3.07        $3.48        $3.97        $4.58        $4.39

Income from investment operations:

Net investment income (loss)                                        .15          .38          .39          .40          .40

Net gains (losses) (both realized and unrealized)                  (.17)        (.41)        (.49)        (.58)         .17

Total from investment operations                                   (.02)        (.03)        (.10)        (.18)         .57

Less distributions:

Dividends from net investment income                               (.16)        (.38)        (.39)        (.43)        (.38)

Net asset value, end of period                                    $2.89        $3.07        $3.48        $3.97        $4.58

Ratios/supplemental data

Net assets, end of period (in millions)                          $1,780       $1,898       $2,224       $2,814       $3,112

Ratio of expenses to average daily net assets(c)                  1.02%(d)     1.04%         .99%         .91%         .89%

Ratio of net investment income (loss)
to average daily net assets                                       9.98%(d)    11.54%       10.32%        9.86%        8.90%

Portfolio turnover rate (excluding short-term securities)           50%          76%          44%          47%          81%

Total return(e)                                                   (.65%)       (.94%)      (2.78%)      (3.67%)      13.24%


Class B

Per share income and capital changes(a)

Fiscal period ended May 31,                                      2001(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $3.07        $3.48        $3.97        $4.58        $4.39

Income from investment operations:

Net investment income (loss)                                        .14          .35          .36          .37          .37

Net gains (losses) (both realized and unrealized)                  (.18)        (.41)        (.49)        (.58)         .16

Total from investment operations                                   (.04)        (.06)        (.13)        (.21)         .53

Less distributions:

Dividends from net investment income                               (.15)        (.35)        (.36)        (.40)        (.34)

Net asset value, end of period                                    $2.88        $3.07        $3.48        $3.97        $4.58

Ratios/supplemental data

Net assets, end of period (in millions)                            $756         $807         $917       $1,076       $1,046

Ratio of expenses to average daily net assets(c)                  1.78%(d)     1.80%        1.75%        1.67%        1.65%

Ratio of net investment income (loss)
to average daily net assets                                       9.22%(d)    10.79%        9.58%        9.11%        8.23%

Portfolio turnover rate (excluding short-term securities)           50%          76%          44%          47%          81%

Total return(e)                                                  (1.38%)      (1.69%)      (3.53%)      (4.39%)      12.42%


See accompanying notes to financial highlights.

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13 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended May 31,                                      2001(f)      2001(b)

Net asset value, beginning of period                              $3.05        $3.48

Income from investment operations:

Net investment income (loss)                                        .14          .32

Net gains (losses) (both realized and unrealized)                  (.17)        (.43)

Total from investment operations                                   (.03)        (.11)

Less distributions:

Dividends from net investment income                               (.15)        (.32)

Net asset value, end of period                                    $2.87        $3.05

Ratios/supplemental data

Net assets, end of period (in millions)                             $13           $8

Ratio of expenses to average daily net assets(c)                  1.78%(d)     1.80%(d)

Ratio of net investment income (loss)
to average daily net assets                                       9.22%(d)    11.10%(d)

Portfolio turnover rate (excluding short-term securities)           50%          76%

Total return(e)                                                  (1.07%)      (2.92%)


Class Y

Per share income and capital changes(a)

Fiscal period ended May 31,                                      2001(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $3.07        $3.48        $3.97        $4.58        $4.39

Income from investment operations:

Net investment income (loss)                                        .15          .38          .39          .41          .41

Net gains (losses) (both realized and unrealized)                  (.17)        (.41)        (.49)        (.59)         .16

Total from investment operations                                   (.02)        (.03)        (.10)        (.18)         .57

Less distributions:

Dividends from net investment income                               (.16)        (.38)        (.39)        (.43)        (.38)

Net asset value, end of period                                    $2.89        $3.07        $3.48        $3.97        $4.58

Ratios/supplemental data

Net assets, end of period (in millions)                              $1           $1           $1           $1           $2

Ratio of expenses to average daily net assets(c)                   .86%(d)      .88%         .83%         .83%         .82%

Ratio of net investment income (loss)
to average daily net assets                                      10.18%(d)    11.72%       10.34%        9.93%       10.07%

Portfolio turnover rate (excluding short-term securities)           50%          76%          44%          47%          81%

Total return(e)                                                   (.58%)       (.78%)      (2.68%)      (3.58%)      13.42%


Notes to financial statements

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended Nov. 30, 2001 (Unaudited).

--------------------------------------------------------------------------------
14 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities
High Yield Portfolio

Nov. 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   Investments in securities of unaffiliated issuers (identified cost $2,851,516,756)                $2,441,667,912
   Investments in securities of affiliated issuers (identified cost $47,167,862)                          4,607,532
                                                                                                          ---------
Total investments in securities (identified cost $2,898,684,618)                                      2,446,275,444
Cash in bank on demand deposit                                                                            1,200,932
Accrued interest and dividends receivable                                                                91,209,486
Receivable for investment securities sold                                                                55,150,377
                                                                                                         ----------
Total assets                                                                                          2,593,836,239
                                                                                                      -------------

Liabilities
Payable for investment securities purchased                                                              40,274,634
Accrued investment management services fee                                                                   39,800
Other accrued expenses                                                                                       17,536
                                                                                                             ------
Total liabilities                                                                                        40,331,970
                                                                                                         ----------
Net assets                                                                                           $2,553,504,269
                                                                                                     ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



Statement of operations
High Yield Portfolio

Six months ended Nov. 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                             $  14,049,499
Interest                                                                                                128,327,790
                                                                                                        -----------
Total income                                                                                            142,377,289
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                        7,397,224
Compensation of board members                                                                                 8,759
Custodian fees                                                                                               35,926
Audit fees                                                                                                   18,000
Other                                                                                                         9,725
                                                                                                              -----
Total expenses                                                                                            7,469,634
   Earnings credits on cash balances (Note 2)                                                               (51,270)
                                                                                                            -------
Total net expenses                                                                                        7,418,364
                                                                                                          ---------
Investment income (loss) -- net                                                                         134,958,925
                                                                                                        -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (including loss of $1,805,263
   on sale of affiliated issuers) (Note 3)                                                             (294,119,210)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   142,437,611
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                  (151,681,599)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $ (16,722,674)
                                                                                                      =============

Statements of changes in net assets
High Yield Portfolio

                                                                                Nov. 30, 2001          May 31, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations
Investment income (loss) -- net                                                $  134,958,925        $  341,032,342
Net realized gain (loss) on investments                                          (294,119,210)         (382,747,999)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             142,437,611            15,016,851
                                                                                  -----------            ----------
Net increase (decrease) in net assets resulting from operations                   (16,722,674)          (26,698,806)
                                                                                  -----------           -----------
Proceeds from contributions                                                        46,311,233           108,955,132
Fair value of withdrawals                                                        (194,740,154)         (513,988,442)
                                                                                 ------------          ------------
Net contributions (withdrawals) from partners                                    (148,428,921)         (405,033,310)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                          (165,151,595)         (431,732,116)
Net assets at beginning of period                                               2,718,655,864         3,150,387,980
                                                                                -------------         -------------
Net assets at end of period                                                    $2,553,504,269        $2,718,655,864
                                                                               ==============        ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

High Yield Portfolio

(Unaudited as to Nov. 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
17 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities

As of Nov. 30, 2001, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Nov. 30, 2001 was $73,626,933, representing 2.88% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued or forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a when-issued or forward-commitment basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuation, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of Nov. 30, 2001, the Portfolio has entered into outstanding when-issued or forward commitments of $9,110,000.

--------------------------------------------------------------------------------
18 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 2001, the Portfolio's custodian fees were reduced by $51,270 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,223,314,714 and $1,254,473,500, respectively, for the six months ended Nov. 30, 2001. For the same period, the portfolio turnover rate was 50%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $13,662 for the six months ended Nov. 30, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
19 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Investments in Securities

High Yield Portfolio

Nov. 30, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (80.0%)

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Aerospace & defense (1.2%)
Alliant Techsystems
     Company Guaranty
         05-15-11               8.50%             $9,075,000          $9,619,500
Sequa
     Sr Nts
         08-01-09               9.00              20,570,000          20,261,450
Total                                                                 29,880,950

Automotive & related (1.2%)
Advance Stores
     Sr Sub Nts
         04-15-08              10.25               4,470,000(d)        4,559,400
Dana
     Sr Nts
         08-15-11               9.00              15,100,000(d)       14,647,000
MSX Intl
     Company Guaranty
         01-15-08              11.38              12,300,000           9,855,375
Oxford Automotive
     Company Guaranty Series D
         06-15-07              10.13               3,660,000             366,000
Total                                                                 29,427,775

Beverages & tobacco (0.4%)
Constellation Brands
     Company Guaranty
         08-01-06               8.63              10,415,000          10,831,600

Building materials & construction (3.3%)
Louisiana Pacific
     Sr Nts
         11-15-08              10.88              15,645,000          15,801,450
     Sr Sub Nts
         08-15-05               8.50              12,050,000          11,962,264
Nortek
     Sr Nts Series B
         03-15-07               9.25               5,400,000           5,481,000
         09-01-07               9.13              12,200,000          12,322,000
     Sr Sub Nts Series B
         06-15-11               9.88               2,400,000           2,382,000
Schuler Homes
     Sr Sub Nts
         07-15-11              10.50              17,715,000(d)       18,777,899
WCI Communities
     Company Guaranty

         02-15-11              10.63              16,035,000          16,556,138
Total                                                                 83,282,751

Chemicals (7.6%)
Allied Waste North America
     Company Guaranty Series B
         01-01-09               7.88              23,450,000          22,981,000
         08-01-09              10.00              30,800,000          31,723,999
     Sr Nts
         12-01-08               8.50              12,000,000(d)       12,090,000
Avecia Group
     (U.S. Dollar) Company Guaranty
         07-01-09              11.00               8,000,000(c)        7,720,000
Compass Minerals Group
     Sr Sub Nts
         08-15-11              10.00               6,595,000(d)        6,974,213
Equistar Chemical/Funding
     Company Guaranty
         09-01-08              10.13               8,200,000           8,364,000
Huntsman
     Sr Sub Nts
         07-01-07               9.50              18,555,000(b,d)      1,855,500
Huntsman ICI Chemicals LLC
     Company Guaranty
         07-01-09              10.13              10,400,000           9,672,000
IMC Global
     Sr Nts
         06-01-08              10.88              15,825,000(d)       17,011,875
         06-01-11              11.25              10,010,000(d)       10,710,700
Lyondell Chemical
         12-15-08               9.50               8,335,000(d)        8,335,000
     Series B
         05-01-07               9.88               7,100,000           7,242,000
MacDermid
         07-15-11               9.13               9,880,000          10,225,800
Noveon
     Company Guaranty Series B
         02-28-11              11.00               9,990,000          10,639,350

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Chemicals (cont.)
Resolution Performance
     Sr Sub Nts
         11-30-08              10.37%             $9,260,714(d)       $9,260,714
         11-15-10              13.50               8,425,000           9,288,563
Sterling Chemicals
     Company Guaranty Series B
         07-15-06              12.38              10,600,000(b)        8,904,000
Total                                                                192,998,714

Commercial finance (0.7%)
Advance Holding
     Zero Coupon Series B
         04-15-03              15.84              22,000,000(h)       18,040,000

Communications equipment & services (9.3%)
Alamosa Delaware
     Company Guaranty
         08-15-11              13.63               7,055,000           7,619,400
Birch Telecom
     Sr Nts
         06-15-08              14.00              14,000,000(b)        4,620,000
Cable Satisfaction Intl
     (U.S. Dollar)
         03-01-10              12.75              14,285,000(c)        6,142,550
Celcaribe
     Sr Nts
         03-15-04              14.50               6,184,000           2,659,120
Crown Castle Intl
     Sr Nts
         08-01-11               9.38              23,000,000          22,195,000
Dobson/Sygnet Communications
     Sr Nts
         12-15-08              12.25              16,000,000          17,680,000
EchoStar Broadband
     Sr Nts
         10-01-07              10.38                 800,000             858,000
EchoStar DBS
     Sr Nts
         02-01-09               9.38              21,815,000          22,960,288
Equinix
     Sr Nts
         12-01-07              13.00              15,260,000           4,578,000
Fairpoint Communications
     Sr Sub Nts
         05-01-10              12.50               2,000,000           1,900,000
     Sr Sub Nts Series B
         05-01-08               9.50               7,925,000           6,458,875
Global Telesystems
     (U.S. Dollar) Sr Nts
         12-15-07              11.50              19,560,000(b,c)         48,900
         06-15-08              10.88              15,340,000(b,c)         38,350
GT Group Telecom
     (U.S. Dollar)
         06-30-08               9.89              20,000,000(c)       14,200,000
     (U.S. Dollar) Zero Coupon Sr Disc Nts
         02-01-05              17.67              23,540,000(c,h)      4,001,800
Horizon PCS
     Zero Coupon Company Guaranty
         10-01-05              14.40              26,625,000(h)       14,377,500
Insight Midwest/Insight Capital
     Sr Nts
         11-01-10              10.50               8,205,000           8,963,963
IPCS
     Zero Coupon Sr Disc Nts
         07-15-05              13.11               8,410,000(h)        5,634,700
NATG Holdings LLC/Orius Capital
     Company Guaranty Series B
         02-01-10              12.75              19,000,000           3,800,000
Nortel Networks
     (U.S. Dollar)
         02-15-06               6.13               5,600,000(c)        4,808,384
NTL
     Sr Nts Series B
         02-01-06              11.50               8,000,000           2,960,000
Price Communications Wireless
     Company Guaranty Series B
         12-15-06               9.13              41,650,000          43,732,499
Rural Cellular
     Sr Sub Nts Series B
         05-15-08               9.63              22,860,000          23,660,100
Telehub Communications
     Company Guaranty
         07-31-05              13.88              12,000,000(b,f)             --
UbiquiTel Operating
     Zero Coupon Company Guaranty
         04-15-05              12.37              16,940,000(h)        9,571,100
US Unwired
     Zero Coupon Company Guaranty Series B
         11-01-04              10.55               5,600,000(h)        3,416,000
Total                                                                236,884,529

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Energy (2.7%)
Energy Corp of America
     Sr Sub Nts Series A
         05-15-07               9.50%            $14,900,000         $10,132,000
Grant Prideco
     Company Guaranty Series B
         12-01-07               9.63              20,300,000          20,097,000
Hanover Equipment Trust
     Sr Nts
         09-01-08               8.50               5,375,000(d)        5,657,188
         09-01-11               8.75               6,575,000(d)        6,887,313
Luscar Coal
     (U.S. Dollar) Sr Nts
         10-15-11               9.75               3,900,000(c,d)      4,212,000
Ocean Energy
     Company Guaranty Series B
         07-01-08               8.38              14,000,000          14,502,600
Pennzoil-Quaker State
     Sr Nts
         11-01-08              10.00               5,900,000(d)        6,224,500
Westport Resources
     Company Guaranty
         11-01-11               8.25               2,545,000(d)        2,608,625
Total                                                                 70,321,226

Energy equipment & services (0.2%)
Grey Wolf
     Sr Nts
         07-01-07               8.88               2,160,000           2,095,200
SESI LLC
     Company Guaranty
         05-15-11               8.88               3,372,000           3,220,260
Total                                                                  5,315,460

Financial services (2.4%)
Alamosa Delaware
     Company Guaranty
         02-01-11              12.50              14,800,000          15,651,000
Indah Kiat Finance Mauritius
     (U.S. Dollar) Company Guaranty
         07-01-07              10.00              11,520,000(b,c)      2,131,200
LaBranche
     Sr Nts
         08-15-04               9.50               7,430,000           7,818,961
     Sr Sub Nts
         03-02-07              12.00              15,900,000          17,967,000
MeriStar Hospitality
     Company Guaranty
         01-15-08               9.00               9,950,000           9,477,375
         01-15-11               9.13               7,625,000           7,243,750
Total                                                                 60,289,286

Food (0.8%)
Aurora Foods
     Sr Sub Nts Series B
         07-01-08               8.75               5,000,000           4,625,000
     Sr Sub Nts Series D
         02-15-07               9.88               5,800,000           5,626,000
Chiquita Brands Intl
     Sr Nts
         11-01-06              10.25               3,200,000           2,496,000
         06-15-09              10.00               4,800,000           3,744,000
RAB Enterprises
     Company Guaranty
         05-01-05              10.50               9,600,000           4,032,000
Total                                                                 20,523,000

Furniture & appliances (0.5%)
Interface
     Company Guaranty
         04-01-08               7.30               7,395,000           6,470,625
Sealy Mattress
     Sr Sub Nts
         12-15-07               9.88               6,640,000(d)        6,440,800
Total                                                                 12,911,425

Health care services (4.0%)
Alliance Imaging
     Sr Sub Nts
         04-15-11              10.38               6,150,000           6,642,000
Clarent Hospital
     Sr Nts
         08-15-05              11.50               9,634,000(k)        9,152,300
HCA
         09-01-10               8.75              11,875,000          13,062,500
         02-01-11               7.88              10,600,000          11,116,750
Insight Healthcare Services
     Sr Sub Nts
         11-01-11               9.88               4,325,000(d)        4,541,250
Magellan Health Services
     Sr Nts
         11-15-07               9.38               5,600,000(d)        5,964,000
     Sr Sub Nts
         02-15-08               9.00              11,725,000          11,549,125
Manor Care
     Company Guaranty
         03-01-08               8.00               4,025,000           4,246,375
Paracelsus Healthcare
     Sr Sub Nts
         08-15-06              10.00              26,275,000(b,f)             --
Triad Hospitals
     Company Guaranty
         05-01-09               8.75              21,555,000          23,279,400

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Health care services (cont.)
Vanguard Health Systems
     Sr Sub Nts
         08-01-11               9.75%            $11,200,000(d)      $11,816,000
Total                                                                101,369,700

Household products (1.9%)
Revlon Consumer Products
     Sr Nts
         12-01-05              12.00              23,155,000(d)       23,212,888
         02-01-06               8.13              31,800,000          24,088,500
Total                                                                 47,301,388

Industrial equipment & services (1.0%)
Blount
     Company Guaranty
         06-15-05               7.00               6,400,000           5,248,000
Motors & Gears
     Sr Nts Series D
         11-15-06              10.75              18,040,000          16,055,600
Terex
     Company Guaranty Series B
         04-01-11              10.38               4,000,000           4,160,000
Total                                                                 25,463,600

Insurance (0.6%)
Americo Life
     Sr Sub Nts
         06-01-05               9.25              15,225,000          14,768,250

Leisure time & entertainment (7.1%)
Alliance Atlantis Communications
     (U.S. Dollar) Sr Sub Nts
         12-15-09              13.00              10,750,000(c)       11,421,875
AMC Entertainment
     Sr Sub Nts
         02-01-11               9.50               7,600,000           7,429,000
Ameristar Casinos
     Company Guaranty
         02-15-09              10.75              12,290,000          13,519,000
Argosy Gaming
     Sr Sub Nts
         09-01-11               9.00               6,700,000           7,185,750
Choctaw Resort Development Enterprises
     Sr Nts
         04-01-09               9.25              10,000,000          10,425,000
Cinemark USA
     Sr Sub Nts Series B
         08-01-08               8.50               3,075,000           2,767,500
         08-01-08               9.63               9,085,000           8,767,025
Coast Hotels & Casino
     Company Guaranty
         04-01-09               9.50              20,000,000          20,600,000
Hammons (JQ) Hotels
     1st Mtge
         02-15-04               8.88              19,720,000          18,931,200
Isle of Capri Casinos/Capital
     1st Mtge Series B
         08-31-04              13.00              20,850,000          22,205,250
Lodgenet Entertainment
     Sr Nts
         12-15-06              10.25               2,600,000           2,613,000
Mohegan Tribal Gaming
     Sr Sub Nts
         07-01-11               8.38               5,525,000           5,808,156
Six Flags
     Sr Nts
         04-01-06               9.25               6,000,000           6,090,000
         06-15-07               9.75              12,400,000          12,772,000
         02-01-09               9.50               4,800,000           4,932,000
Station Casinos
     Sr Sub Nts
         04-15-07               9.75               1,600,000           1,648,000
         07-01-10               9.88               7,870,000           8,066,750
Trump Atlantic City Assn/Funding
     1st Mtge Company Guaranty
         05-01-06              11.25               2,280,000           1,436,400
United Artists Theatres
     Series 1995A
         07-01-15               9.30              11,893,511           9,871,614
Venetian Casino/LV Sands
     Company Guaranty
         11-15-05              14.25               4,460,000           4,125,500
Total                                                                180,615,020

Media (14.8%)
Adelphia Communications
     Sr Nts
         11-01-06              10.25              22,500,000          23,231,250
         10-01-10              10.88              11,550,000          11,983,125
         06-15-11              10.25              15,675,000          15,831,750
Australis Holdings Property
     (U.S. Dollar) Sr Disc Nts
         11-01-02              15.00              17,753,000(b,c)          1,775
Australis Media
     (U.S. Dollar)
         05-15-03              15.75              43,500,000(b,c)        435,000
     (U.S. Dollar) Sr Disc Nts
         05-15-03              15.75                 469,560(b,c)             42

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Media (cont.)
Belo (AH)
         11-01-08               8.00%             $9,200,000          $9,334,320
CanWest Media
     (U.S. Dollar) Sub Sr Nts
         05-15-11              10.63               7,405,000(c)        7,978,888
Charter Communications Holdings LLC
         11-15-09               9.63               7,850,000           8,085,500
Charter Communications Holdings/Charter Capital
     Sr Nts
         04-01-09              10.00              14,500,000          15,080,000
         10-01-09              10.75               8,400,000           8,988,000
         01-15-10              10.25               7,850,000           8,164,000
Charter Communications LLC/Capital
     Zero Coupon Sr Disc Nts
         04-01-04              14.16              14,650,000(h)       10,914,250
Coaxial Communications/Phoenix
     Company Guaranty
         08-15-06              10.00              17,795,000          17,795,000
Cumulus Media
     Company Guaranty
         07-01-08              10.38              22,495,000          23,507,275
Lamar Media
     Company Guaranty
         12-01-06               9.63               3,200,000           3,360,000
         09-15-07               8.63               2,800,000           2,898,000
MDC
     (U.S. Dollar) Sr Sub Nts
         12-01-06              10.50              21,985,000(c)       16,268,900
Mediacom Broadband LLC
     Sr Nts
         07-15-13              11.00              15,245,000(d)       16,845,725
Nexstar Finance LLC
     Company Guaranty
         04-01-08              12.00               3,565,000           3,351,100
Paxson Communications
     Sr Sub Nts
         07-15-08              10.75               5,000,000(d)        5,287,500
Pegasus Media & Communications
     Series B
         07-01-05              12.50              26,350,000          26,613,500
Pegasus Satellite
     Sr Nts
         08-01-06              12.38              11,165,000          11,165,000
Quebecor Media
     (U.S. Dollar) Sr Nts
         07-15-11              11.13              30,800,000(c)       33,263,999
Radio Unica
     Zero Coupon Company Guaranty
         08-01-02              11.74               5,645,000(h)        2,681,375
Regional Independent Medical
     (U.S. Dollar) Sr Nts
         07-01-08              10.50              15,200,000(c)       15,656,000
Sinclair Broadcast Group
     Sr Sub Nts
         12-15-11               8.75               9,110,000(d,g)      9,166,938
Susquehanna Media
     Sr Sub Nts
         05-15-09               8.50               2,400,000           2,463,000
Telemundo Holdings
     Zero Coupon Sr Disc Nts
         08-15-03              11.50              10,000,000(d,h)      9,462,500
     Zero Coupon Sr Disc Nts Series B
         08-15-03              11.50              12,000,000(h)       11,355,000
TeleWest Communications
     (U.S. Dollar)
         10-01-07              11.00               4,000,000(c)        3,160,000
     (U.S. Dollar) Sr Nts
         11-01-08              11.25               8,000,000(c)        6,640,000
     (U.S. Dollar) Zero Coupon Sr Disc Nts
         04-15-04               8.96              13,725,000(c,h)      6,244,875
Telewest Finance
     (U.S. Dollar) Cv Company Guaranty
         07-07-05               6.00               8,400,000(c,d)      6,021,775
Veninfotel
     (U.S. Dollar) Cv Pay-in-kind
         03-01-02              10.00              10,939,556(c,j,k)   10,939,556
WRC Media/Weekly Read/Compass
     Sr Sub Nts
         11-15-09              12.75               7,970,000           8,009,850
XM Satellite Radio
         03-15-10              14.00              11,950,000           7,887,000
Total                                                                380,071,768

Metals (2.6%)
AK Steel
     Sr Nts
         12-15-06               9.13              10,200,000          10,633,500
Great Lakes Carbon
     Company Guaranty Pay-in-kind Series B
         05-15-08              10.25              23,675,000(j)       14,205,000
Imexsa Export Trust
     (U.S. Dollar)
         05-31-03              10.13               1,670,626(c,d)      1,252,970
Kaiser Aluminum & Chemical
     Sr Nts Series B
         10-15-06              10.88              11,190,000          10,238,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Metals (cont.)
Maxxam Group Holdings
     Sr Nts Series B
         08-01-03              12.00%            $19,850,000         $16,872,500
Oregon Steel Mills
     1st Mtge
         06-15-03              11.00               8,085,000           7,923,300
WCI Steel
     Sr Nts Series B
         12-01-04              10.00               9,775,000           5,083,000
Total                                                                 66,209,120

Miscellaneous (3.9%)
Bistro Trust
         12-31-02               9.50              10,000,000(d)        7,100,000
Centaur Mining & Exploration
     (U.S. Dollar) Company Guaranty
         12-01-07              11.00               6,825,000(b,c)        341,250
Consolidated Container LLC/Consolidated Container
         07-15-09              10.13               5,735,000           4,186,550
ECM Funding LP
         06-10-02              11.92               1,020,508(k)          898,047
Falcon Products
     Company Guaranty Series B
         06-15-09              11.38               7,850,000           6,672,500
ISG Resources
         04-15-08              10.00              17,470,000          14,631,125
Meritage
     Company Guaranty
         06-01-11               9.75              11,640,000          12,047,400
Nationwide Credit
     Sr Nts Series A
         01-15-08              10.25               7,240,000(b)        2,135,800
NSM Steel
     Company Guaranty
         02-01-06              12.00              10,375,000(b,d)      3,234,925
         02-01-08              12.25              11,700,000(b,d)      3,639,168
Omega Cabinets
     Sr Sub Nts
         06-15-07              10.50               8,509,000           8,679,180
Outsourcing Solutions
     Sr Sub Nts Series B
         11-01-06              11.00              30,915,000          25,814,025
Park-Ohio Inds
     Sr Sub Nts
         12-01-07               9.25              16,625,000           8,229,375
Prime Succession Holding
     Cv Pay-in-kind
         08-29-04              14.25               2,268,300(j)        1,701,225
Total                                                                 99,310,570

Multi-industry conglomerates (0.5%)
Jordan Inds
     Sr Nts Series D
         08-01-07              10.38              18,460,000          11,076,000
     Zero Coupon Sr Sub Debs Series B
         04-01-02              11.75              17,692,251(h)        2,299,993
Total                                                                 13,375,993

Paper & packaging (4.2%)
Berry Plastics
     Company Guaranty Series B
         07-15-07              11.00               6,400,000           6,528,000
     Company Guaranty Series C
         04-15-04              12.25               5,650,000           5,748,875
     Sr Sub Nts
         04-15-04              12.25               4,360,000           4,436,300
BPC Holding
     Sr Nts Series B
         06-15-06              12.50              15,186,541          13,364,156
Crown Paper
     Sr Sub Nts
         09-01-05              11.00              29,470,000(b)          589,400
Doman Inds
     (U.S. Dollar) Sr Nts Series B
         11-15-07               9.25              14,745,000(c)        2,949,000
Packaging Corp of America
     Company Guaranty
         04-01-09               9.63               5,105,000           5,615,500
Plastipak Holdings
     Sr Nts
         09-01-11              10.75               9,195,000(d)        9,838,650
Riverwood Intl
     Company Guaranty
         04-01-06              10.25               2,650,000           2,749,375
         08-01-07              10.63              10,645,000          11,336,925
         04-01-08              10.88              12,515,000          12,827,875
Silgan Holdings
     Sr Sub Deb
         06-01-09               9.00              17,730,000          17,862,975
Stone Container
     Sr Nts
         08-01-16              12.58              12,600,000          13,482,000
Tjiwi Kimia Intl
     (U.S. Dollar) Company Guaranty
         08-01-49              13.25               7,000,000(b,c)      1,120,000
Total                                                                108,449,031

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Restaurants & lodging (2.9%)
Extended Stay America
     Sr Sub Nts
         06-15-11               9.88%            $28,000,000         $29,120,000
MGM Mirage
     Company Guaranty
         06-01-07               9.75               4,000,000           4,255,000
         09-15-10               8.50              13,500,000          13,906,688
Park Place Entertainment
     Sr Sub Nts
         05-15-11               8.13               8,600,000           8,557,000
Prime Hospitality
     Sr Sub Nts Series B
         04-01-07               9.75              18,700,000          18,887,000
Total                                                                 74,725,688

Retail (1.3%)
Dairy Mart Convenience Stores
     Company Guaranty Series B
         03-15-04              10.25               6,250,000           1,875,000
     Sr Sub Nts
         03-15-04              10.25              17,675,000           5,302,500
Eye Care Centers of America
     Company Guaranty
         05-01-08               9.13               7,525,000           3,160,500
Flooring America
     Company Guaranty
         10-15-07               9.25               9,245,000(b)            9,245
Rite Aid
         01-15-07               7.13               8,200,000           6,888,000
         12-15-08               6.13               6,800,000(d)        5,134,000
     Sr Nts
         07-01-08              11.25              10,785,000(d)       11,000,700
Total                                                                 33,369,945

Transportation (0.5%)
American Architectural
     Company Guaranty
         12-01-07              11.75              12,900,000(b)        1,951,125
Interpool
         08-01-07               7.20               3,760,000           3,275,641
         08-01-07               7.35              10,000,000           8,717,580
Total                                                                 13,944,346

Utilities -- electric (2.1%)
AES
     Sr Nts
         09-15-10               9.38               5,600,000           5,572,000
         02-15-11               8.88               7,960,000           7,741,100
     Sr Sub Nts
         08-15-07               8.38               5,600,000           5,124,000
Calpine
     Sr Nts
         04-01-08               7.88                 665,000             654,127
Calpine Canada Energy Finance
     (U.S. Dollar) Company Guaranty
         05-01-08               8.50              34,800,000(c)       34,642,564
Total                                                                 53,733,791

Utilities -- telephone (2.3%)
Adelphia Business Solutions
     Sr Nts Series B
         09-01-04              12.25              22,600,000           3,390,000
Allegiance Telecom
     Zero Coupon Sr Disc Nts Series B
         02-15-03              18.28              18,610,000(h)        8,560,600
Dobson Communications
     Sr Nts
         07-01-10              10.88                 990,000           1,074,150
Geotek Communications
     Escrow Cv Sr Sub Nts
         02-15-02              12.00               4,135,000(b,f,k)           --
Nextel Communications
     Sr Nts
         11-15-09               9.38               5,510,000           4,559,525
         02-01-11               9.50              42,675,000          34,780,125
     Zero Coupon Sr Disc Nts
         10-31-02              52.92               4,690,000(h)        3,517,500
PSINet
     Sr Nts
         12-01-06              10.50              27,265,000(b)        2,181,200
         08-01-09              11.00               5,000,000(b)          387,500
Total                                                                 58,450,600

Total bonds
(Cost: $2,355,926,083)                                            $2,041,865,526

Common stocks (0.4%)(b)

Issuer                                                Shares            Value(a)

Arena Brands                                         111,111(k)       $1,999,999
Aurora Foods                                         441,087(d)        2,315,706
Clarent Hospital                                     452,455(k)          904,910
Communications & Power Inds                            3,500(k)           17,500
PhoneTel Technologies                              1,648,800(i)           24,732
Prime Succession Holdings                            567,070             447,985
Wilshire Financial Services Group                  2,412,000(i)        4,582,800
WRC Media                                             13,543(k)              135

Total common stocks
(Cost: $58,924,528)                                                  $10,293,767

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

Preferred stocks & other (12.5%)

Issuer                                                Shares            Value(a)

Adelphia Communications
     13.00% Cm Series B                              151,250         $14,822,500
Benedek Communications
     Warrants                                         70,000(b)          140,000
Bestel
     Warrants                                          4,000(b)          480,000
Birch Telecom
     Warrants                                         14,000(b)              140
Cable Satisfaction Intl
     Warrants                                         14,285(b,c)            143
Century Maintenance Supply
     13.25% Pay-in-kind Series C                     200,347(j)       16,027,760
Communications & Power Inds
     14.00% Series B                                 262,765           5,780,827
CSC Holdings
     11.13% Cm Series M                              435,940          46,318,625
     11.75% Cm Series H                              234,726          25,174,364
Dairy Mart
     Warrants                                        311,333(b,k)          3,113
Dobson Communications
     13.00% Pay-in-kind                               12,317(j)       12,193,830
GT Group Telecom
     Warrants                                         23,540(b)          235,400
Horizon PCS
     Warrants                                         26,625(b)        1,065,000
Hosiery Corp of America
     Warrants                                         10,000(b)            1,000
Intermedia Communications
     13.50% Pay-in-kind Series B                      39,330(j)       41,886,450
IPCS
     Warrants                                         14,810(b)          888,600
Nextel Communications
     11.13% Pay-in-kind Series E                      17,537(j)        8,943,870
     13.00% Cm Pay-in-kind Series D                   36,970(j)       21,257,750
NSM Steel
     Warrants                                      7,407,184(b,d)              7
NTL
     13.00% Pay-in-kind Series B                      35,588(j)        4,270,560
Paxson Communications
     12.50% Cm Pay-in-kind
     Exchangeable                                     34,462(j)       33,083,520
Pegasus Satellite
     12.75% Cm Pay-in-kind Series B                   16,935(j)       13,378,650
Rural Cellular
     12.25% Pay-in-kind                               24,707(j)       21,000,559
SGW Holding
     Cm Pay-in-kind Series B                         184,923(j,k)        924,615
     Cv Series A                                      87,091(k)          174,182
     Warrants                                          2,750(b,k)             28
Telehub Communications
     Warrants                                         12,000(b,f)             --
UbiquiTel
     Warrants                                         21,940(b)        1,316,400
Varde Fund V LP                                   25,000,000(e,k)     27,274,348
Wayland Investment
     Fund LLC                                     26,000,000(e,k)     21,338,200
XM Satellite Radio
     Warrants                                         10,750(b)            2,688

Total preferred stocks & other
(Cost: $407,692,959)                                                $317,983,129

Short-term securities (3.0%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (2.0%)
Federal Home Loan Bank Disc Nts
         12-14-01               2.29%             $2,200,000          $2,197,977
         01-18-02               1.97              20,000,000          19,946,507
Federal Home Loan Mtge Corp Disc Nt
         02-07-02               1.95              12,900,000          12,848,324
Federal Natl Mtge Assn Disc Nts
         12-19-01               2.00               5,800,000           5,793,878
         01-17-02               1.87               9,900,000           9,875,316
Total                                                                 50,662,002

Commercial paper (1.0%)
Barton Capital
         01-04-02               2.00               5,500,000(e)        5,489,306
Edison Asset Securitization
         12-04-01               2.12               2,200,000(e)        2,199,482
Gannett
         12-19-01               2.05               1,700,000(e)        1,698,161
General Electric Capital
         12-03-01               2.00               1,800,000           1,799,700
Preferred Receivables
         01-10-02               2.08               4,900,000(e)        4,888,393
Southern Co Funding
         12-07-01               2.20               9,400,000(e)        9,395,978
Total                                                                 25,471,020

Total short-term securities
(Cost: $76,141,048)                                                  $76,133,022

Total investments in securities
(Cost: $2,898,684,618)(l)                                         $2,446,275,444

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 2001, the value of foreign securities represented 7.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other
    "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Negligible market value.

(g) At Nov. 30, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $9,110,000.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Nov. 30, 2001 are as follows:


    Issuer                Beginning         Purchase          Sales           Ending             Dividend        Value(a)
                            cost              cost             cost            cost               income

    PhoneTel
      Technologies      $23,769,375            $--          $1,805,263      $21,964,112             $--         $   24,732
    Wilshire Financial
      Services Group     25,203,750             --                  --       25,203,750              --          4,582,800
                         ----------             --                  --       ----------              --          ---------
    Total               $48,973,125            $--          $1,805,263      $47,167,862             $--         $4,607,532
                        -----------            ---          ----------      -----------             ---         ----------

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

--------------------------------------------------------------------------------
28 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT



Notes to investments in securities (continued)

(k) Identifies issues considered to be illiquid as to their marketability (see
    Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 2001, is as follows:


    Security                                                    Acquisition                   Cost
                                                                   dates

    Arena Brands
      Common                                                      09-03-92                $ 5,888,888
    Clarent Hospital
      Common                                                      11-19-01                  1,865,566
      11.50% 2005                                                 11-19-01                 18,868,934
    Communications & Power Inds
      Common                                                      08-17-95                    350,000
    Dairy Mart
      Warrants                                                    11-28-95                    239,401
    ECM Funding LP
      11.92% 2002                                          04-13-92 thru 10-05-01           1,020,508
    Geotek Communications
      12.00% Escrow Cv Sr Sub Nts 2002                            08-26-00                         --
    SGW Holdings
      Pay-in-kind Series B                                 08-12-97 thru 08-31-99           2,932,089
      Cv Series A                                                 08-12-97                    899,998
      Warrants                                                    08-12-97                    867,900
    Varde Fund V LP                                        04-27-00 thru 06-19-00          25,000,000
    Veninfotel
      (U.S. Dollar) 10.00% Cv Pay-in-kind 2002             03-05-97 thru 03-09-00          10,939,556
    WRC Media*
      Common                                               05-30-00 thru 10-05-00               3,485
    Wayland Investment Fund LLC                                   05-17-00                 28,911,480


    * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(l) At Nov. 30, 2001, the cost of securities for federal income tax purposes was approximately $2,898,685,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $  93,838,000

    Unrealized depreciation                                        (546,248,000)
                                                                   ------------
    Net unrealized depreciation                                   $(452,410,000)
                                                                  -------------

--------------------------------------------------------------------------------
29 AXP EXTRA INCOME FUND -- SEMIANNUAL REPORT

AXP Extra Income Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: INEAX    Class B: IEIBX
Class C: N/A      Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6470 R (1/02)